Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Estimated Fair Values and Carrying Amounts of Financial Instruments
The carrying amount and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are included in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2016
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$1,362,126	$1,362,126	$1,362,126	$—	$—
Investment securities	3,535,313	3,536,029	—	3,536,029	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	15,077,293	15,066,055	—	157,041	14,909,014
FDIC loss share receivables	—	—	—	—	—
Derivative instruments	38,886	38,886	—	38,886	—

Financial Liabilities
Deposits	$17,408,283	$16,762,475	$—	$—	$16,762,475
Short-term borrowings	509,136	509,136	334,136	175,000	—
Long-term debt	628,953	617,656	—	—	617,656
Derivative instruments	30,209	30,209	—	30,209	—

	December 31, 2015
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$510,267	$510,267	$510,267	$—	$—
Investment securities	2,899,214	2,901,247	—	2,901,247	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	14,355,297	14,674,749	—	166,247	14,508,502
FDIC loss share receivables	39,878	9,163	—	—	9,163
Derivative instruments	30,486	30,486	—	30,486	—

Financial Liabilities
Deposits	$16,178,748	$15,696,245	$—	$—	$15,696,245
Short-term borrowings	326,617	326,617	216,617	110,000	—
Long-term debt	340,447	309,847	—	—	309,847
Derivative instruments	25,002	25,002	—	25,002	—